UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8372

Travelers Series Fund Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31

Date of reporting period: July 31, 2004

ITEM 1.	SCHEDULE OF INVESTMENTS

TRAVELERS SERIES FUND INC.

SMITH BARNEY HIGH INCOME PORTFOLIO

PIONEER STRATEGIC INCOME PORTFOLIO

FORM N-Q

JULY 31, 2004

SMITH BARNEY HIGH INCOME PORTFOLIO

Schedules of Investments (unaudited)	July 31, 2004

FACE AMOUNT †	RATING(a)	SECURITY	VALUE
CORPORATE BONDS & NOTES — 95.4%
Aerospace & Defense — 1.1%
$ 1,225,000	B	Argo-Tech Corp., Sr. Notes, 9.250% due 6/1/11 (b)	$1,292,375
		Dunlop Standard Aerospace Holdings PLC, Sr. Notes:
675,000	B3*	11.875% due 5/15/09	718,875
396,000	B3*	11.875% due 5/15/09 (b)	421,740
300,000	BB-	Sequa Corp., Sr. Notes, 9.000% due 8/1/09	327,000
			2,759,990
Airlines — 0.6%
		Continental Airlines, Inc., Pass-Through Certificates:
560,000	BB-	Series 1999-2, Class C-2, 7.434% due 9/15/04	553,243
885,000	B	Series 2001-2, Class D, 7.568% due 12/1/06	673,778
		United Airlines, Inc., Pass-Through Certificates:
888,599	NR	Series 2000-2, Class B, 7.811% due 10/1/09 (c)	219,604
160,000	NR	Series 2001-1, Class B, 6.932% due 9/1/11 (c)	40,309
365,000	NR	Series 2001-1, Class C, 6.831% due 9/1/08 (c)	35,305
			1,522,239
Automotive — 2.2%
260,000	B+	Arvin Capital Trust I, Capital Securities,
		9.500% due 2/1/27	270,400
1,025,000	B2*	CSK Auto, Inc., Sr. Sub. Notes, 7.000% due 1/15/14	973,750
		Dana Corp., Notes:
715,000	BB	6.500% due 3/1/09	754,325
320,000	BB	10.125% due 3/15/10	366,400
925,000	B-	Eagle Picher Inc., Sr. Notes, 9.750% due 9/1/13	985,125
325,000	Baa1*	Ford Motor Co., Notes, 7.450% due 7/16/31	309,975
		General Motors Corp.:
175,000	Baa1*	Sr. Debentures, 8.375% due 7/15/33	183,465
975,000	Baa1*	Sr. Notes, 7.125% due 7/15/13	1,002,167
225,000	B-	Rexnord Corp., Sr. Sub. Notes, 10.125% due 12/15/12	249,750
400,000	B2*	Tenneco Automotive Inc., Sr. Secured Second Lein Notes, Series B, 10.250% 7/15/13	458,000
97,000	BB-	TRW Automotive Inc., Sr. Sub. Notes, 11.000% due 2/15/13	116,885
			5,670,242
Broadcasting — 1.7%
625,000	B3*	Granite Broadcasting Corp., Sr. Secured Notes, 9.750% due 12/1/10	575,000
1,000,000	B-	Nexstar Broadcasting, Inc., Sr. Sub. Notes, 7.000% due 1/15/14	947,500
1,125,000	B-	NextMedia Operating, Inc., Sr. Sub. Notes, 10.750% due 7/1/11	1,261,406
		Paxson Communications Corp.:
490,000	Caa1*	Sr. Sub. Discount Notes, step bond to yield 12.263% due 1/15/09	429,975
270,000	Caa1*	Sr. Sub. Notes, 10.750% due 7/15/08	276,750
550,000	B2*	Radio One, Inc., Sr. Sub. Notes, Series B, 8.875% due 7/1/11	610,500
285,000	Caa1*	Spanish Broadcasting System Inc., Sub. Notes, 9.625% due 11/1/09	301,388
			4,402,519
Building/Construction — 3.1%
		Associated Materials Inc.:
2,000,000	B-	Sr. Discount Notes, step bond to yield 11.244% due 3/1/14 (b)	1,410,000

See Notes to Schedules of Investments.

SMITH BARNEY HIGH INCOME PORTFOLIO

Schedules of Investments (unaudited)(continued)	July 31, 2004

FACE AMOUNT †	RATING(a)	SECURITY	VALUE
Building/Construction — 3.1% (continued)
$ 160,000	B-	Sr. Sub. Notes, 9.750% due 4/15/12	$180,800
690,000	B-	Atrium Cos., Inc., Sr. Sub. Notes, Series B, 10.500% due 5/1/09	726,225
		D.R. Horton, Inc.:
320,000	BB+	Sr. Notes, 8.000% due 2/1/09	358,400
340,000	Ba2*	Sr. Sub. Notes, 9.375% due 3/15/11	380,800
480,000	Ba2*	KB HOME, Sr. Sub. Notes, 9.500% due 2/15/11	536,400
585,000	BBB-	Lennar Corp., Sr. Notes, Series B, 9.950% due 5/1/10	650,803
870,000	B-	Nortek Inc., Sr. Sub. Notes, Series B, 9.875% due 6/15/11	1,016,812
1,275,000	B-	Ply Gem Industries, Inc., Sr. Sub. Notes, 9.000% due 2/15/12 (b)	1,294,125
385,000	BBB-	The Ryland Group, Inc., Sr. Notes, 9.750% due 9/1/10	429,756
570,000	Ba2*	Schuler Homes, Inc., Sr. Sub. Notes, 10.500% due 7/15/11	655,500
325,000	Ba3*	Standard Pacific Corp., Sr. Sub. Notes, 9.250% due 4/15/12	360,750
50,000	B+	URS Corp., Sr. Sub. Notes, Series B, 12.250% due 5/1/09	53,500
			8,053,871
Business Services — 1.6%
794,000	B-	Advanstar Communications Inc., Second Priority Sr. Secured Notes, 8.750% due 8/15/08 (d)	837,670
375,000	B-	Allied Security Escrow Corp., Sr. Sub. Notes, 11.375% due 7/15/11 (b)	390,000
575,000	B-	Brand Services, Inc., Sr. Notes, 12.000% due 10/15/12	664,125
		Iron Mountain Inc., Sr. Sub. Notes:
750,000	B	8.625% due 4/1/13	809,062
450,000	B	7.750% due 1/15/15	462,375
		Muzak LLC / Muzak Finance Corp.:
750,000	Caa1*	Sr. Notes, 10.000% due 2/15/09	663,750
275,000	Caa1*	Sr. Sub. Notes, 9.875% due 3/15/09	209,000
			4,035,982
Cable — 6.6%
		Charter Communications Holdings, LLC:
		Sr. Discount Notes:
3,966,000	Ca*	Step bond to yield 12.272% due 1/15/10	3,033,990
1,035,000	Ca*	Step bond to yield 13.504% due 1/15/11	708,975
1,535,000	Ca*	Step bond to yield 17.772% due 5/15/11	913,325
100,000	Ca*	Sr. Notes, 10.750% due 10/1/09	81,000
		CSC Holdings, Inc.:
1,700,000	BB-	Sr. Debentures, 7.625% due 7/15/18	1,619,250
260,000	BB-	Sr. Notes, Series B, 7.625% due 4/1/11	263,900
910,000	B+	Sr. Sub. Debentures, 10.500% due 5/15/16	1,023,750
875,000	BB-	DIRECTV Holdings LLC:	984,375
		Sr. Notes, 8.375% due 3/15/13
		Echostar DBS Corp., Sr. Notes:
1,310,000	BB-	10.375% due 10/1/07	1,395,150
748,000	BB-	9.125% due 1/15/09	824,670
1,065,000	B-	Insight Communications Co., Inc., Sr. Discount Notes, step bond to yield 14.115% due 2/15/11	931,875

See Notes to Schedules of Investments.

SMITH BARNEY HIGH INCOME PORTFOLIO

Schedules of Investments (unaudited)(continued)	July 31, 2004

FACE AMOUNT †	RATING(a)	SECURITY	VALUE
Cable — 6.6% (continued)
$ 375,000	B+	Insight Midwest, L.P., Inc., Sr. Notes, 10.500% due 11/1/10	$402,188
1,125,000	B-	Lodgenet Entertainment Corp., Sr. Sub. Debentures, 9.500% due 6/15/13	1,234,687
325,000	B+	Mediacom Broadband LLC, Sr Notes, 11.000% due 7/15/13	334,750
1,150,000	B+	Mediacom LLC, Sr. Notes, 9.500% due 1/15/13	1,069,500
200,000	B-	NTL Cable PLC, Sr. Notes, 8.750% due 4/15/14 (b)	208,500
1,670,000	BB-	Rogers Cablesystems Ltd., Sr. Sub. Debentures, 11.000% due 12/1/15	1,891,275
			16,921,160
Chemicals — 8.2%
1,025,000	B+	Acetex Corp., Sr. Notes, 10.875% due 8/1/09	1,127,500
345,000	Ba2*	Airgas, Inc., Sr. Sub. Notes, 9.125% due 10/1/11	389,419
1,000,000	Caa3*	Applied Extrusion Technologies, Inc., Sr. Notes, Series B, 10.750% due 7/1/11 (c)	620,000
1,150,000	B+	Equistar Chemicals, L.P./Equistar Funding Corp., Sr. Notes, 10.625% due 5/1/11	1,282,250
		FMC Corp.:
825,000	BB+	Medium-Term Notes, Series A, 6.750% due 5/5/05	845,625
125,000	BB+	Sr. Secured Notes, 10.250% due 11/1/09	145,000
675,000	Ba3*	Hercules Inc., Sr. Sub. Notes, 6.750% due 10/15/29 (b)	664,875
1,250,000	B	Huntsman Advanced Materials LLC, Sr. Secured Notes, 11.000% due 7/15/10 (b)	1,425,000
5,710,000	Caa2*	Huntsman ICI Holdings LLC, Sr. Discount Notes, zero coupon bond to yield 17.524% due 12/31/09	2,883,550
660,000	B+	IMC Global Inc., Sr. Notes, Series B, 11.250% due 6/1/11	768,900
600,000	B+	International Specialty Holdings Inc., Sr. Secured Notes, Series B, 10.625% due 12/15/09	663,000
655,000	BB-	ISP Chemco Inc., Sr. Sub. Notes, Series B, 10.250% due 7/1/11	733,600
1,200,000	B	Kraton Polymers LLC, Sr. Sub. Notes, 8.125% due 1/15/14 (b)	1,224,000
		Lyondell Chemical Co., Sr. Secured Notes:
655,000	B+	11.125% due 7/15/12	734,419
500,000	B+	Series B, 9.875% due 5/1/07	526,875
760,000	BBB-	Methanex Corp., Sr. Notes, 8.750% due 8/15/12	862,600
1,700,000	BB-	Millennium America Inc., Sr. Notes, 9.250% due 6/15/08	1,844,500
235,000	B-	OM Group, Inc., Sr. Sub. Notes, 9.250% due 12/15/11	241,463
		Resolution Performance Products LLC:
200,000	B-	Sr. Notes, 9.500% due 4/15/10	208,000
1,050,000	Caa2*	Sr. Sub. Notes, 13.500% due 11/15/10	1,018,500
		Rhodia SA:
		Sr. Notes:
750,000	B3*	7.625% due 6/1/10 (b)	693,750
225,000	B3*	10.250% due 6/1/10 (b)	230,625

See Notes to Schedules of Investments.

SMITH BARNEY HIGH INCOME PORTFOLIO

Schedules of Investments (unaudited)(continued)	July 31, 2004

FACE AMOUNT †	RATING(a)	SECURITY	VALUE
Chemicals — 8.2% (continued)
$ 650,000	Caa1*	Sr. Sub. Notes, 8.875% due 6/1/11 (b)	$562,250
65,000	B+	Terra Capital Inc., Sr. Secured Notes, 12.875% due 10/15/08	78,000
525,000	B-	United Industries Corp., Sr. Sub. Notes, Series D, 9.875% due 4/1/09	549,938
600,000	Ba3*	Westlake Chemical Corp., Sr. Notes, 8.750% due 7/15/11	661,500
			20,985,139
Consumer Products & Services — 4.9%
260,000	B+	AKI, Inc., Sr. Notes, 10.500% due 7/1/08	268,125
385,000	BBB-	American Greetings Corp., Notes, 6.100% due 8/1/28	397,513
		Doane Pet Care Co.:
1,000,000	B2*	Sr. Notes, 10.750% due 3/1/10	1,085,000
65,000	Caa1*	Sr. Sub. Notes, 9.750% due 5/15/07	61,425
1,300,000	B-	FTD, Inc., Sr. Sub. Notes, Series B, 7.750% due 2/15/14	1,248,000
1,025,000	Caa1*	Home Interiors & Gifts, Inc., Sr. Sub. Notes, 10.125% due 6/1/08	1,025,000
900,000	B-	Interface, Inc., Sr. Notes, 10.375% due 2/1/10	1,014,750
1,025,000	B-	Jafra Cosmetics International, Inc., Sr. Sub. Notes, 10.750% due 5/15/11	1,158,250
309,000	Aa3*	Pennzoil-Quaker State Co., Sr. Notes, 10.000% due 11/1/08	350,323
		Playtex Products, Inc.:
900,000	B	Sr. Secured Notes, 8.000% due 3/1/11 (b)	938,250
150,000	Caa2*	Sr. Sub. Notes, 9.375% due 6/1/11	151,875
1,000,000	B-	Rayovac Corp., Sr. Sub. Notes, 8.500% due 10/1/13	1,062,500
1,275,000	B-	Sealy Mattress Co., Sr. Sub. Notes, 8.250% due 6/15/14 (b)	1,281,375
		Service Corp. International:
460,000	BB	Debentures, 7.875% due 2/1/13	472,650
		Notes:
470,000	BB	6.875% due 10/1/07	487,625
570,000	BB	6.500% due 3/15/08	584,250
875,000	B+	Stewart Enterprises, Inc., Sr. Sub. Notes,
		10.750% due 7/1/08	976,719
			12,563,630
Energy — 6.0%
		Dynegy Holdings Inc.:
		Sr. Debentures:
1,300,000.00	Caa2*	7.125% due 5/15/18	1,059,500
1,250,000	Caa2*	7.625% due 10/15/26	1,012,500
1,375,000	B-	Sr. Secured Second Priority Notes, 8.100% due 7/15/08 (b)(d)	1,483,281
		El Paso Corp. Sr. Medium-Term Notes:
915,000	Caa1*	7.800% due 8/1/31	748,012
2,125,000	Caa1*	7.750% due 1/15/32	1,737,187
1,300,000	B	Exco Resources, Inc., Sr. Notes, 7.250% due 1/15/11	1,352,000
352,000	BB-	El Paso Energy Partners, L.P./El Paso Energy Partners Finance Corp., Sr. Sub. Notes, Series B, 8.500% due 6/1/11	387,200
		Hanover Compressor Co.:
1,000,000	B	Sr. Notes, 8.625% due 12/15/10	1,065,000

See Notes to Schedules of Investments.

SMITH BARNEY HIGH INCOME PORTFOLIO

Schedules of Investments (unaudited)(continued)	July 31, 2004

FACE AMOUNT †	RATING(a)	SECURITY	VALUE
Energy — 6.0% (continued)
$ 900,000	B-	Sub. Notes, zero coupon bond to yield 11.312% due 3/31/07	$738,000
415,000	B1*	Key Energy Services, Inc., Sr. Notes, Series C, 8.375% due 3/1/08	435,750
480,000	BB	Luscar Coal Ltd., Sr. Notes, 9.750% due 10/15/11	542,400
1,295,000	B+	Magnum Hunter Resources, Inc., Sr. Notes, 9.600% due 3/15/12	1,437,450
61,000	CCC+	Parker Drilling Co., Sub. Notes, 5.500% due 8/1/04 (e)	61,000
		Plains Exploration & Production Co., Sr. Sub. Notes:
625,000	Ba3*	8.750% due 7/1/12	690,625
330,000	Ba3*	Series B, 8.750 % due 7/1/12	364,650
195,000	BB	Pogo Producing Co., Sr. Sub. Notes, Series B, 8.250% due 4/15/11	214,500
710,000	Ba2*	Pride International, Inc., Sr. Notes, 10.000% due 6/1/09	749,050
320,000	BB-	SESI, LLC, Sr. Notes, 8.875% due 5/15/11	347,200
460,000	B	Swift Energy Co., Sr. Sub. Notes, 9.375% due 5/1/12	496,800
		Vintage Petroleum, Inc.:
455,000	BB-	Sr. Notes, 8.250% due 5/1/12	490,263
125,000	B1*	Sr. Sub. Notes, 7.875% due 5/15/11	130,000
			15,542,368
Environmental Services — 1.4%
		Allied Waste North America, Inc., Sr. Notes:
890,000	BB-	8.500% due 12/1/08	972,325
1,500,000	B+	7.375% due 4/15/14	1,443,750
1,200,000	B-	IMCO Recycling Inc., Sr. Secured Notes, Series B, 10.375% due 10/15/10	1,302,000
			3,718,075
Financial Services — 1.6%
160,000	BB-	Case Credit Corp., Notes, 6.750% due 10/21/07	160,800
1,275,000	B-	BCP Caylux Holdings Luxembourg SCA, Sr. Sub. Notes, 9.625% due 6/15/14 (b)	1,335,562
475,000	A3*	Ford Motor Credit Co., Notes, 7.250% due 10/25/11	500,251
450,000	A3*	General Motors Acceptance Corp., Notes, 6.875% due 8/28/12	458,804
555,000	Ba1*	Markel Capital Trust I, Capital Securities, Series B, 8.710% due 1/1/46	582,748
1,075,000	B3*	Ocwen Capital Trust I, Capital Securities, 10.875% due 8/1/27	1,091,125
			4,129,290
Food & Beverage — 3.8%
1,575,000	Ba3*	Constellation Brands Inc., Sr. Sub. Notes, Series B, 8.125% due 1/15/12	1,704,937
330,000	B+	Cott Beverages Inc., Sr. Sub. Notes, 8.000% due 12/15/11	353,100
335,000	Ba2*	Dean Foods Co., Sr. Notes, 6.900% due 10/15/17	335,838
975,000	B	Del Monte Corp., Sr. Sub. Notes, 8.625% due 12/15/12	1,067,625
		Dole Food Co., Inc.:
1,000,000	B+	Debentures, 8.750% due 7/15/13	1,055,000
125,000	B+	Sr. Notes, 8.875% due 3/15/11	132,813
300,000	B	Land O’ Lakes, Inc., Sr. Secured Notes, 9.000% due 12/15/10 (b)	312,000

See Notes to Schedules of Investments.

SMITH BARNEY HIGH INCOME PORTFOLIO

Schedules of Investments (unaudited)(continued)	July 31, 2004

FACE AMOUNT †	RATING(a)	SECURITY	VALUE
Food & Beverage — 3.8% (continued)
$ 1,325,000	B	Pinnacle Foods Holding Corp., Sr. Sub. Notes, 8.250% due 12/1/13 (b)	$1,278,625
1,250,000	B+	Premier International Foods PLC, Sr. Notes, 12.000% due 9/1/09	1,337,500
800,000	B+	Swift & Co., Sr. Notes, 10.125% due 10/1/09	864,000
1,275,000	B-	United Agri Products, Inc., Sr. Notes, 8.250% due 12/15/11 (b)	1,415,250
			9,856,688
Healthcare — 4.4%
675,000	Ca*	aaiPharma Inc., Sr. Sub. Notes, 11.500% due 4/1/10	563,625
1,150,000	B-	Ameripath, Inc. Sr. Sub. Notes, 10.500% due 4/1/13	1,173,000
1,250,000	B-	Athena Neurosciences Finance LLC, Sr. Notes, 7.250% 2/21/08	1,240,625
752,073	B+	Dade Behrings Inc., Sr. Sub. Notes, 11.910% due 10/3/10	861,124
270,000	B1*	Extendicare Health Services, Inc., Sr. Notes, 9.500% due 7/1/10	302,063
1,250,000	B-	IASIS Healthcare LLC / IASIS Capital Corp., Sr. Sub. Notes, 8.750% due 6/15/14 (b)	1,306,250
775,000	B-	Insight Health Services Corp., Sr. Sub. Notes, Series B, 9.875% due 11/1/11	838,937
1,275,000	B-	Medical Device Manufacturing Inc., Sr. Sub. Notes, 10.000% due 7/15/12 (b)	1,313,250
460,000	B1*	Sola International Inc., Sr. Notes, 6.875% due 3/15/08	470,940
		Tenet Healthcare Corp.:
650,000	B-	Notes, 7.375% due 2/1/13	604,500
		Sr. Notes:
225,000	B-	5.375% due 11/15/06	228,375
1,325,000	B-	6.500% due 6/1/12	1,179,250
25,000	B-	9.875% due 7/1/14 (b)	26,094
325,000	B-	6.875% due 11/15/31	256,750
925,000	B-	Vanguard Health Systems, Inc., Sr. Sub. Notes, 9.750% due 8/1/11	1,068,375
			11,433,158
Hotels/Casinos/Gaming — 6.8%
1,015,000	B	Ameristar Casinos, Inc., Sr. Sub. Notes, 10.750% due 2/15/09	1,146,950
800,000	Ba3*	Argosy Gaming Co., Sr. Sub. Notes, 9.000% due 9/1/11	892,000
1,300,000	B+	Boyd Gaming Corp., Sr. Sub. Notes, 6.750% due 4/15/14 (b)	1,256,125
		Caesars Entertainment, Inc., Sr. Sub. Notes:
450,000	Ba2*	8.875% due 9/15/08	501,750
1,400,000	Ba2*	8.125% due 5/15/11	1,552,250
580,000	B2*	Courtyard By Marriott II L.P., Sr. Notes, Series B, 10.750% due 2/1/08	585,800
223,000	B1*	Felcor Lodging, L.P., Sr. Notes, 10.000% due 9/15/08	236,659
		Hilton Hotels Corp., Sr. Notes:
510,000	BBB-	7.950% due 4/15/07	555,900
250,000	BBB-	7.625% due 12/1/12	277,188
120,000	Ba3*	HMH Properties, Inc., Sr. Secured Notes, Series B, 7.875% due 8/1/08	123,900
225,000	Ba1*	Horseshoe Gaming Holding Corp., Sr. Sub. Notes, Series B, 8.625% due 5/15/09	235,969
1,020,000	Ba3*	Host Marriott, L.P., Notes, Series I, 9.500% due 1/15/07	1,119,450

See Notes to Schedules of Investments.

SMITH BARNEY HIGH INCOME PORTFOLIO

Schedules of Investments (unaudited)(continued)	July 31, 2004

FACE AMOUNT †	RATING(a)	SECURITY	VALUE
Hotels/Casinos/Gaming — 6.8% (continued)
$ 1,375,000	B	Isle of Capri Casinos, Inc., Sr. Sub. Notes, 7.000% due 3/1/14	$1,314,844
1,150,000	B	Kerzner International Ltd., Sr. Sub. Notes, 8.875% due 8/15/11	1,242,000
		Mandalay Resort Group:
260,000	BB-	Sr. Sub. Debentures, 7.625% due 7/15/13	262,275
585,000	BB-	Sr. Sub. Notes, Series B, 10.250% due 8/1/07	656,662
		MeriStar Hospitality Operating Partnership, L.P./MeriStar
		Hospitality Finance Corp., Sr. Notes:
225,000	B2*	9.000% due 1/15/08	234,000
925,000	B2*	10.500% due 6/15/09	1,003,625
50,000	B2*	9.125% due 1/15/11	51,875
		MGM MIRAGE, Sr. Sub. Notes:
325,000	Ba2*	9.750% due 6/1/07	358,719
900,000	Ba2*	8.375% due 2/1/11	967,500
550,000	B	Prime Hospitality Corp., Sr. Sub. Notes, Series B, 8.375% due 5/1/12	581,625
425,000	BB+	Starwood Hotels & Resorts Worldwide, Inc., Notes, 7.875% due 5/1/12	460,062
625,000	B+	Station Casinos, Inc., Sr. Sub. Notes, 6.875% due 3/1/16	610,937
275,000	B+	Turning Stone Casino Resort Enterprise, Sr. Notes, 9.125% due 12/15/10 (b)	294,250
930,000	B	Venetian Casino Resort LLC/Las Vegas Sands, Inc., Mortgage Secured Notes, 11.000% due 6/15/10	1,064,850
			17,587,165
Leisure — 1.5%
338,000	B3*	AMC Entertainment Inc., Sr. Sub. Notes, 9.500% due 2/1/11	346,450
1,350,000	B-	Cinemark, Inc., Sr. Discount Notes, step bond to yield 9.747% due 3/15/14 (b)	897,750
1,200,000	B-	Equinox Holdings, Inc., Sr. Notes, 9.000% due 12/15/09 (b)	1,212,000
600,000	B-	ICON Health & Fitness, Inc., Sr. Sub. Notes, 11.250% due 4/1/12	657,000
275,000	B3*	LCE Acquisition Corp., Sr. Sub. Notes, 9.000% due 8/1/14 (b)	272,250
600,000	B-	Six Flags, Inc., Sr. Notes, 9.625% due 6/1/14	559,500
			3,944,950
Machinery — 1.2%
250,000	BB-	Case New Holland Inc., Sr. Notes, 9.250% due 8/1/11 (b)	271,875
500,000	B-	Columbus McKinnon Corp., Sr. Secured Notes, 10.000% due 8/1/10	538,750
685,000	B	Flowserve Corp., Sr. Sub. Notes, 12.250% due 8/15/10	779,187
260,000	B+	NMHG Holding Co., Sr. Notes, 10.000% due 5/15/09	287,300
		Terex Corp., Sr. Sub. Notes:
650,000	B	9.250% due 7/15/11	726,375
500,000	B	Series B, 10.375% due 4/1/11	561,250
			3,164,737
Manufacturing — 1.8%
445,000	NR	Aqua-Chem, Inc., Sr. Sub. Notes, 11.250% due 7/1/08	335,975
400,000	B-	General Binding Corp., Sr. Sub. Notes, 9.375% due 6/1/08	410,000
575,000	B-	Invensys PLC, Sr. Notes, 9.875% due 3/15/11 (b)	582,187
860,000	Caa1*	Park-Ohio Industries, Inc., Sr. Sub. Notes, 9.250% due 12/1/07	872,900

See Notes to Schedules of Investments.

SMITH BARNEY HIGH INCOME PORTFOLIO

Schedules of Investments (unaudited)(continued)	July 31, 2004

FACE AMOUNT †	RATING(a)	SECURITY	VALUE
Manufacturing — 1.8% (continued)
		Wesco Distribution Inc., Sr. Sub. Notes:
$ 600,000	B-	9.125% due 6/1/08	$621,000
525,000	B-	Series B, 9.125% due 6/1/08	543,375
1,260,000	B+	Wolverine Tube, Inc., Sr. Notes, 7.375% due 8/1/08 (b)	1,228,500
			4,593,937
Metals/Mining — 1.8%
1,350,000	B+	AK Steel Corp., Sr. Notes, 7.875% due 2/15/09	1,292,625
1,200,000	B-	Mueller Group, Inc., Sr. Sub. Notes, 10.000% due 5/1/12 (b)	1,266,000
1,200,000	B	Ispat Inland ULC, Sr. Secured Notes, 9.750% due 4/1/14 (b)	1,245,000
605,000	BBB-	Phelps Dodge Corp., Sr. Notes, 8.750% due 6/1/11	724,607
			4,528,232
Packaging/Containers — 4.6%
950,000	B+	Anchor Glass Container Corp., Sr. Secured Notes, 11.000% due 2/15/13	1,092,500
1,000,000	B	JSG Funding PLC, Sr. Notes, 9.625% 10/1/12	1,125,000
1,220,000	BB-	Owens-Brockway Glass Container Inc., Sr. Secured Notes, 8.875% due 2/15/09	1,332,850
250,000	B	Owens-Illinois, Inc., Sr. Notes, 7.150% due 5/15/05	257,500
1,020,000	B+	Plastipak Holdings, Inc., Sr. Notes, 10.750% due 9/1/11	1,102,875
		Pliant Corp.:
475,000	B-	Sr. Secured Second Lien Notes, 11.125% due 9/1/09	515,375
80,000	B-	Sr. Sub. Notes, 13.000% due 6/1/10	73,400
1,000,000	Caa1*	Radnor Holdings Corp., Sr. Notes, 11.000% due 3/15/10	865,000
560,000	BBB	Sealed Air Corp., Notes, 6.950% due 5/15/09 (b)	614,213
		Stone Container Finance Co. of Canada II, Sr. Notes,
1,660,000	B	11.500% due 8/15/06 (b)	1,668,300
1,275,000	B	7.375% due 7/15/14 (b)	1,290,937
600,000	B	Stone Container Corp., Sr. Notes, 9.750% due 2/1/11	666,000
		Tekni-Plex, Inc.:
650,000	B2*	Sr. Secured Notes, 8.750% due 11/15/13 (b)	632,937
495,000	B-	Sr. Sub. Notes, Series B, 12.750% due 6/15/10	490,050
			11,726,937
Paper/Forestry Products — 3.1%
1,275,000	BB	Abitibi-Consolidated Inc., Debentures, 8.850% due 8/1/30	1,254,133
1,250,000	B+	Appleton Papers Inc., Sr. Sub. Notes, 9.750% due 6/15/14 (b)	1,275,000
500,000	B2*	Blue Ridge Paper Products Inc., Sr. Secured Exchange Notes, 9.500% due 12/15/08	465,000
		Bowater Inc.:
550,000	BB	Debentures, 9.500% 10/15/12	607,923
1,000,000	BB	Notes, 6.500% 6/15/13	947,378
		Buckeye Technologies Inc., Sr. Sub. Notes:
315,000	B	9.250% due 9/15/08	315,788
1,190,000	B	8.000% due 10/15/10	1,124,550
600,000	BB	Norske Skog Canada Ltd., Sr. Notes, 7.375% due 3/1/14	600,000
		Tembec Industries Inc., Sr. Notes:
600,000	BB-	8.625% due 6/30/09	622,500
650,000	BB-	8.500% due 2/1/11	676,000
			7,888,272

See Notes to Schedules of Investments.

SMITH BARNEY HIGH INCOME PORTFOLIO

Schedules of Investments (unaudited)(continued)	July 31, 2004

FACE AMOUNT †	RATING(a)	SECURITY	VALUE
Printing/Publishing — 2.6%
$ 530,000	BB-	Cenveo Corp., Sr. Notes, 9.625% due 3/15/12	$572,400
775,000	B	Dex Media East LLC / Dex Media East Finance Co., Notes, 12.125% due 11/15/12	922,250
1,000,000	B	Dex Media, Inc., Discount Notes, Series A, step bond to yield 9.002% due 11/15/13 (b)	700,000
1,025,000	B	Dex Media West LLC / Dex Media West Finance Co., Sr. Sub. Notes, Series B, 9.875% 8/15/13	1,160,813
1,100,000	B	HM Publishing Corp., Sr. Discount Notes, step bond to yield 10.515% due 10/15/13	632,500
1,209,029	B-	Hollinger Participation Trust, Sr. Notes, Payment-In-Kind, 12.125% due 11/15/10 (b)	1,420,609
		R.H. Donnelley Finance Corp. I, Sr. Sub. Notes:
175,000	B+	10.875% due 12/15/12 (b)	205,625
400,000	B+	10.875% due 12/15/12	470,000
275,000	B2*	Vertis, Inc., Sr. Secured Second Lien Notes, 9.750% due 4/1/09	301,813
211,000	BB-	Yell Finance BV, Sr. Discount Notes, step bond to yield 12.262% due 8/1/11	203,088
			6,589,098
Retail — 4.6%
175,000	BB-	Ahold Finance USA, Inc., Notes, 8.250% due 7/15/10	188,563
1,418,594	BB	Ahold Lease USA, Inc., Exchange Pass-Through Certificates, Series 2001-A-1, 7.820% due 1/2/20	1,423,027
671,000	B-	Carrols Corp., Sr. Sub. Notes, 9.500% due 12/1/05	694,485
175,000	B	Cole National Group, Inc., Sr. Sub. Notes, 8.625% due 8/15/07	178,719
325,000	Caa3*	Denny’s Corp., Sr. Notes, 11.250% due 1/15/08	336,781
725,000	BB+	The Gap, Inc., Notes, 10.550% due 12/15/08	884,500
1,325,000	B-	General Nutrition Centers, Inc., Sr. Sub. Notes, 8.500% due 12/1/10 (b)	1,348,187
		J.C. Penney Co., Inc., Notes:
950,000	BB+	8.000% due 3/1/10	1,071,125
705,000	BB+	9.000% due 8/1/12	851,287
1,050,000	B	Jean Coutu Group (PJC) Inc., Sr. Sub. Notes, 8.500% due 8/1/14 (b)	1,046,062
350,000	B-	Nash-Finch Co., Sr. Sub. Notes, Series B, 8.500% due 5/1/08	355,250
		Rite Aid Corp.:
1,305,000	B-	Notes, 7.125% due 1/15/07	1,334,362
325,000	B-	Sr. Notes, 7.625% due 4/15/05	333,938
717,000	BB	Saks Inc., Notes, 9.875% due 10/1/11	831,720
800,000	BB-	Stater Bros. Holdings Inc., Sr. Notes, 8.125% due 6/15/12 (b)	822,000
			11,700,006
Technology — 1.1%
1,290,000	B3*	Amkor Technology, Inc., Sr. Sub. Notes, 10.500% due 5/1/09	1,215,825
1,755,000	B1*	Sanmina — SCI Corp., Sub. Debentures, zero coupon bond to yield 10.672% due 9/12/20 (e)	925,762
690,000	BBB-	Thomas & Betts Corp., Medium-Term Notes, 6.625% due 5/7/08	733,303
			2,874,890

See Notes to Schedules of Investments.

SMITH BARNEY HIGH INCOME PORTFOLIO

Schedules of Investments (unaudited)(continued)	July 31, 2004

FACE AMOUNT †	RATING(a)	SECURITY	VALUE
Telecommunications — 9.2%
$ 439,900	Caa1*	AirGate PCS, Inc., Sr. Sub. Secured Notes, 9.375% due 9/1/09	$428,903
		Alamosa (Delaware), Inc.:
363,000	Caa1*	Sr. Discount Notes, step bond to yield 11.437% due 7/31/09	356,648
650,000	Caa1*	Sr. Notes, 11.000% due 7/31/10	716,625
1,450,000	Caa1*	American Tower Corp., Sr. Notes, 9.375% due 2/1/09	1,555,125
360,000	B3*	American Towers, Inc., Sr. Sub. Discount Notes, zero coupon bond to yield 14.432% due 8/1/08	269,100
350,000	BB+	AT&T Corp., Sr. Notes, 8.050% due 11/15/11	362,288
3,550,000	BBB	AT&T Wireless Services, Inc., Sr. Notes, 8.750% due 3/1/31	4,431,710
244,000	B+	Avaya, Inc., Sr. Secured Notes, 11.125% due 4/1/09	286,090
		Crown Castle International Corp., Sr. Notes:
400,000	B3*	9.375% due 8/1/11	453,000
685,000	B3*	10.750% due 8/1/11	770,625
75,000	B3*	7.500% due 12/1/13	75,188
500,000	B3*	Series B, 7.500% due 12/1/13	501,250
695,000	NR	GT Group Telecom Inc., Sr. Discount Notes, step bond to yield 15.232% due 2/1/10 (c)	70
3,275,000	B	Lucent Technologies Inc., Debentures, 6.450% due 3/15/29	2,513,562
1,650,000	BB	Nextel Communications, Inc., Sr. Notes, 7.375% due 8/1/15	1,740,750
373,000	B-	Nextel Partners, Inc., Sr. Notes, 12.500% due 11/15/09	434,545
750,000	B-	Nortel Networks Corp., Notes, 6.875% due 9/1/23	665,625
375,000	B-	Nortel Networks Ltd., Sr. Notes, 6.125% due 2/15/06	376,406
305,000	B-	Northern Telecom Capital Corp., Notes, 7.875% due 6/15/26	283,650
625,000	B+	PanAmSat Corp., Sr. Notes, 9.000% due 8/15/14 (b)	631,625
		Qwest Corp.:
725,000	BB-	Debentures, 6.875% due 9/15/33	601,750
1,445,000	BB-	Notes, 9.125% due 3/15/12 (b)	1,596,725
		Qwest Services Corp., Notes:
25,000	B	14.000% due 12/15/10 (b)	29,406
596,000	B	14.500% due 12/15/14 (b)	718,180
400,000	Caa2*	SBA Communications Corp., Sr. Notes, 10.250% due 2/1/09	416,000
850,000	B3*	SpectraSite, Inc., Sr. Notes, 8.250% due 5/15/10	881,875
		Sprint Capital Corp.:
1,350,000	BBB-	Notes, 8.750% due 3/15/32	1,640,675
775,000	BBB-	Sr. Notes, 6.875% due 11/15/28	773,527
			23,510,923
Textiles/Apparel — 0.9%
		Levi Strauss & Co.:
1,065,000	Ca*	Notes, 7.000%, due 11/1/06	1,038,375
		Sr. Notes:
750,000	Ca*	11.625% due 1/15/08	759,375
145,000	Ca*	12.250% due 12/15/12	147,900
292,000	B+	The William Carter Co., Sr. Sub Notes, Series B, 10.875% due 8/15/11	329,960
			2,275,610

See Notes to Schedules of Investments.

SMITH BARNEY HIGH INCOME PORTFOLIO

Schedules of Investments (unaudited)(continued)	July 31, 2004

FACE AMOUNT †	RATING(a)	SECURITY	VALUE
Transportation — 0.6%
$ 425,000	B+	General Maritime Corp., Sr Notes, 10.000% due 3/15/13	$469,625
625,000	B-	Horizon Lines LLC, Notes, 9.000% due 11/1/12 (b)	651,562
360,000	Baa2*	Windsor Petroleum Transport Corp., Notes, 7.840% due 1/15/21 (b)	366,300
			1,487,487
Utilities — 8.4%
		The AES Corp., Sr. Notes:
1,470,000	B2*	9.500% due 6/1/09	1,602,300
50,000	B2*	7.750% due 3/1/14	48,875
1,225,000	B	Allegheny Energy Supply Co., LLC, Secured Notes, Series A, 10.250% due 11/15/07 (b)	1,341,375
180,000	BB+	Avista Corp., Sr. Notes, 9.750% due 6/1/08	212,400
2,070,000	Caa1*	Calpine Canada Energy Finance ULC, Sr. Notes, 8.500% due 5/1/08	1,298,925
		Calpine Corp.:
635,000	Caa1*	Sr. Notes, 8.625% due 8/15/10	396,875
1,650,000	B	Second Priority Sr. Secured Notes, 8.500% due 7/15/10 (b)	1,336,500
330,000	B+	CMS Energy Corp., Sr. Notes, 7.625% due 11/15/04	335,775
		Edison Mission Energy, Sr. Notes:
640,000	B1*	10.000% due 8/15/08	729,600
325,000	B1*	7.730% due 6/15/09	337,188
1,525,000	B1*	9.875% due 4/15/11	1,715,625
		Mirant Americas Generation, Inc., Sr. Notes:
475,000	D	7.625% due 5/1/06 (c)	380,000
900,000	D	9.125% due 5/1/31 (c)	711,000
2,500,000	B+	NRG Energy Inc., Second Priority Sr. Secured Notes,
		8.000% due 12/15/13 (b)	2,568,750
1,165,000	B2*	Orion Power Holdings, Inc., Sr. Notes, 12.000% due 5/1/10	1,403,825
		Reliant Energy, Inc., Sr. Secured Notes:
800,000	B1*	9.250% due 7/15/10	856,000
1,650,000	B1*	9.500% due 7/15/13	1,782,000
1,075,000	B-	Sensus Metering Systems Inc., Sr. Sub. Notes,
		8.625% due 12/15/13 (b)	1,058,875
		The Williams Cos., Inc.:
		Notes:
600,000	B+	7.625% due 7/15/19	609,000
1,275,000	B+	7.875% due 9/1/21	1,294,125
250,000	B+	8.750% due 3/15/32	264,688
1,100,000	B+	Sr. Notes, 8.625% due 6/1/10	1,240,250
			21,523,951
		TOTAL CORPORATE BONDS & NOTES (Cost — $232,171,685)	244,990,546
ASSET-BACKED SECURITIES — 0.4%
Airlines — 0.1%
165,035	BB	Continental Airlines, Inc., Series 2000-2, Class C, 8.312% due 4/2/11	123,949

See Notes to Schedules of Investments.

SMITH BARNEY HIGH INCOME PORTFOLIO

Schedules of Investments (unaudited)(continued)	July 31, 2004

FACE AMOUNT †	RATING(a)	SECURITY	VALUE
ASSET-BACKED SECURITIES — 0.4% (continued)
$ 437,290	NR	United Airlines, Inc., Series 2000-1, Class B, 8.030% due 7/1/11	$88,066
			212,015
Financial Services — 0.2%
1,402,534	C*	Airplanes Pass-Through Trust, Series 1, Class D, 10.875% due 3/15/12 (c)	—
		First Consumer Master Trust:
147,795	Ba1*	Series 1999-A, Class A, 5.800% due 12/15/05 (b)	147,378
319,252	Ba1*	Series 2001-A, Class A, 1.410% due 9/15/08 (d)	293,693
			441,071
Retail — 0.1%
400,000	BB	Ahold Lease USA, Inc.,
		Series 2001-A-2, 8.620% due 1/2/25	399,250
		TOTAL ASSET-BACKED SECURITIES (Cost — $2,972,309)	1,052,336

SHARES		SECURITY	VALUE
COMMON STOCK (f) — 0.3%
Business Services — 0.0%
1,319		Outsourcing Solutions Inc.	36,862
Food & Beverage — 0.0%
23,465		Aurora Foods Inc.	—
Telecommunications — 0.3%
18,172		AirGate PCS, Inc.	279,485
11,659		Crown Castle International Corp.	164,625
870		McLeodUSA, Inc., Class A Shares	374
27,795		Telewest Global Inc.	314,085
			758,569
		TOTAL COMMON STOCK (Cost — $1,954,131)	795,431
PREFERRED STOCK — 0.5%
Aerospace & Defense — 0.0%
600	UNIT	Northrop Grumman Corp., 7.250% Equity Security Units (g)	63,048
Telecommunications — 0.5%
1,457		Alamosa Holdings, Inc., 7.500% Cumulative, Series B (h)	883,306
7,000		Crown Castle International Corp., 6.250% (h)	319,375
1,500		Motorola, Inc., 7.000% Equity Security Units (g)	68,895
			1,271,576
		TOTAL PREFERRED STOCK (Cost — $774,775)	1,334,624

WARRANTS		SECURITY	VALUE
WARRANTS (b)(f) — 0.0%
Commercial Printing Forms — 0.0%
435		Merrill Corp., Expire 5/1/09	—

See Notes to Schedules of Investments.

SMITH BARNEY HIGH INCOME PORTFOLIO

Schedules of Investments (unaudited)(continued)	July 31, 2004

WARRANTS	SECURITY	VALUE
WARRANTS (b)(f) — 0.0% (continued)
Internet Software/Services — 0.0%
430	Cybernet Internet Services International Inc., Expire 7/1/09	—
1,545	WAM!NET Inc., Expire 3/1/05	$16
		16
Packaging/Containers — 0.0%
80	Pliant Corp., Expire 6/1/10	1
Telecommunications — 0.0%
360	American Tower Corp., Expire 8/1/08	66,420
695	GT Group Telecom Inc., Expire 2/1/10	—
350	Horizon PCS Inc., Expire 10/1/10	—
925	Iridium World Communications Inc., Expire 7/15/05	9
375	IWO Holdings Inc., Expire 1/15/11	4
700	RSL Communications Ltd., Expire 11/15/06	—
		66,433
	TOTAL WARRANTS (Cost — $326,484)	66,450

FACE AMOUNT †	SECURITY	VALUE
REPURCHASE AGREEMENT — 3.4%
$ 8,628,000	UBS Securities LLC dated 7/30/04, 1.350% due 8/2/04; Proceeds at maturity — $8,628,971; (Fully collateralized by various U.S. Government Agency Obligations, 0.000% to 8.875% due 8/3/04 to 5/15/30; Market value — $8,800,609) (Cost — $8,628,000)	8,628,000
	TOTAL INVESTMENTS — 100.0% (Cost — $246,827,384*)	$256,867,387
+	Face amount denominated in U.S. dollars unless otherwise indicated.
(a)	All ratings are by Standard & Poor’s Rating Services, except for those which are identified by an asterisk (*), which are rated by Moody’s Investors Service.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.
(c)	Security is currently in default.
(d)	Variable-rate security.
(e)	Convertible bonds exchangeable for shares of common stock.
(f)	Non-income producing security.
(g)	Security is issued as an equity unit, with each unit consisting of a contract to buy common stock and senior notes.
(h)	Convertible preferred stock exchangable for shares of common stock.
*	Aggregate for Federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

Schedules of Investments (unaudited)	July 31, 2004

PIONEER STRATEGIC INCOME PORTFOLIO

FACE AMOUNT†		SECURITY	VALUE
U.S. GOVERNMENT SECTOR — 10.0%
U.S. Treasury Obligations — 0.7%
$600,000		U.S. Treasury Bonds, 5.375% due 2/15/31(a)	$614,719
U.S. Government Agencies — 9.3%
		Federal Home Loan Mortgage Corp. (FHLMC):
1,209,442		6.000% due 6/1/17	1,264,857
455,414		6.000% due 11/1/33	467,607
998,801		5.000% due 5/1/34	974,188
		Federal National Mortgage Association (FNMA):
300,533		5.500% due 12/1/18	309,334
110,000		5.500% due 4/1/19 (b)	112,991
14,343		7.500% due 1/1/30 — 10/1/30	15,367
1,300,000	AUD	Sr. Notes, 6.375% due 8/15/07	929,353
		Government National Mortgage Association (GNMA):
300,000		5.000% due 8/20/34 (b)	293,109
386,727		6.500% due 10/15/32 — 11/15/32	405,244
3,768,837		6.000% due 2/15/24 — 7/15/33	3,884,531
			8,656,581
		TOTAL U.S. GOVERNMENT SECTOR (Cost — $9,272,004)	9,271,300

FACE AMOUNT†	RATING(c)	SECURITY	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS — 4.5%
70,000	BB+	CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class H, 6.122% due 4/15/37 (d)	66,691
		Federal Home Loan Mortgage Corp. (FHLMC):
		Interest-Only Strips:
630,788	AAA	Series 216, Class IO, 6.000% due 1/1/32	149,965
424,446	AAA	Series 2448, Class SM, 6.620% due 3/15/32 (e)	44,187
45,079	AAA	Series 2478, Class SY, 6.770% due 3/15/21 (e)	2,851
256,700	AAA	Series 2515, Class IG, 5.500% due 3/15/32	77,347
423,146	AAA	Series 2579, Class GS, 6.270% due 1/15/17 (e)	43,679
		Principal-Only Strips:
94,958	AAA	Series 215, Class PO, zero coupon due 6/1/31	84,883
65,822	AAA	Series 2235, Class PO, zero coupon due 6/15/30	53,844
		Federal National Mortgage Association (FNMA):
		Interest-Only Strips:
238,416	AAA	Series 318, Class 2, 6.000% due 1/1/32	57,909
154,234	AAA	Series 322, Class 2, 6.000% due 4/1/32	38,061
800,784	AAA	Series 329, Class 2, 5.500% due 1/1/33	207,934
184,543	AAA	Series 332, Class 2, 6.000% due 2/1/33	47,245

See Notes to Schedules of Investments.

Schedules of Investments (unaudited) (continued)	July 31, 2004

PIONEER STRATEGIC INCOME PORTFOLIO

FACE AMOUNT†	RATING(c)	SECURITY	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS — 4.5% (continued)
$ 72,562	AAA	Series 2001-74, Class MI, 6.000% due 12/25/15	$6,361
392,638	AAA	Series 2002-9, Class MS, 6.650% due 3/25/32 (e)	40,601
165,747	AAA	Series 2002-52, Class SL, 6.550% due 9/25/32 (e)	16,967
183,055	AAA	Series 2002-63, Class SN, 6.550% due 10/25/32 (e)	19,414
822,012	AAA	Series 2003-23, Class AI, 5.000% due 3/25/17	115,287
50,250	AAA	Series 2003-23, Class SC, 6.100% due 4/25/33 (e)	883
220,070	AAA	Series 2003-26, Class IG, 6.000% due 4/25/33	43,393
1,379,531	AAA	Series 2003-34, Class ES, 5.550% due 2/25/33 (e)	125,169
562,595	AAA	Series 2003-34, Class SG, 5.550% due 2/25/33 (e)	51,086
1,676,462	AAA	Series 2003-34, Class SP, 5.650% due 1/25/32 (e)	146,306
648,672	AAA	Series 2003-49, Class TS, 6.250% due 3/25/18 (e)	88,232
		Pass-Through Certificates:
69,112	AAA	Series 2002-14, Class A2, 7.500% due 1/25/42	74,620
583,251	AAA	Series 2003-W3, Class 1A3, 7.500% due 8/25/42	629,729
		Principal-Only Strips,
39,583	AAA	Series 1999-51, Class N, zero coupon due 9/17/29	34,548
		Federal National Mortgage Association (FNMA) Grantor Trust:
		Pass-Through Certificates:
68,649	AAA	Series 1999-T2, Class A1, 7.500% due 1/19/39	74,119
35,347	AAA	Series 2000-T6, Class A1, 7.500% due 6/25/30	38,164
168,022	AAA	Series 2001-T1, Class A1, 7.500% due 10/25/40	181,412
56,498	AAA	Series 2001-T3, Class A1, 7.500% due 11/25/40	61,000
166,214	AAA	Series 2001-T4, Class A1, 7.500% due 7/25/41	178,797
371,852	AAA	Series 2001-T7, Class A1, 7.500% due 2/25/41	399,913
10,408	AAA	Series 2001-T10, Class A1, 7.000% due 12/25/41	11,030
96,165	AAA	Series 2001-T10, Class A2, 7.500% due 12/25/41	103,412
866	AAA	Series 2002-T1, Class A2, 7.000% due 11/25/31	923
660,000	BBB-	Global Signal Trust, Series 2004-1A, Class E, 5.395% due 1/15/34 (d)	638,479
144,942	AAA	Government National Mortgage Association (GNMA), Interest-Only Strip, Series 2001-43, Class SJ, 6.180% due 1/20/29 (e)	3,957
		iStar Asset Receivables Trust:
36,297	AAA	Series 2003-1A, Class A2, 1.812% due 8/28/22 (d)(e)	36,320
31,760	A+	Series 2003-1A, Class E, 2.500% due 8/28/22 (d)(e)	31,793
27,223	A	Series 2003-1A, Class F, 2.550% due 8/28/22 (d)(e)	27,252
29,059	AAA	Rural Housing Trust, Series 1987-1, Class D, 6.330% due 4/1/26	29,062
6,290	BBB-	Sasco ARC Net Interest Margin Notes, Series 2002-BC10, Class A, 7.750% due 1/27/33 (d)	6,306
47,128	BB+**	Sasco Net Interest Margin Trust, Series 2003-BC1, Class B, zero coupon due 5/27/33 (d)	30,633
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $4,630,690)	4,119,764

See Notes to Schedules of Investments.

Schedules of Investments (unaudited) (continued)	July 31, 2004

PIONEER STRATEGIC INCOME PORTFOLIO

FACE AMOUNT†	RATING(c)	SECURITY	VALUE
ASSET-BACKED SECURITIES — 8.3%
		Ameriquest Mortgage Securities Inc.:
$ 59,000	BBB-	Series 2002-4, Class M4, 5.200% due 2/25/33 (e)	$59,790
61,000	BBB-	Series 2003-1, Class M4, 4.530% due 2/25/33 (e)	62,037
61,000	BBB-	Series 2003-2, Class M4, 4.530% due 3/25/33 (e)	62,042
25,000	BBB	Series 2003-AR3, Class M5, 5.200% due 10/25/33 (e)	26,479
16,660	BBB-	AQ Finance NIM Trust, Series 2003-N2A, Class Notes, 9.300% due 3/25/33 (d)(f)	16,764
		Asset Backed Funding Corp., Mortgage Loan Asset-Backed Certificates, Series 2003-WF1:
66,000	BBB	Class M3, 4.500% due 12/25/32 (e)	68,887
25,000	BBB-	Class M4, 4.700% due 12/25/32 (e)	24,558
		Asset Backed Securities Corp., Home Equity Loan Trust:
56,000	BBB-	Series 2003-HE1, Class M4, 5.880% due 1/15/33 (e)	52,901
123,000	BBB	Series 2003-HE2, Class M4, 5.230% due 4/15/33 (e)	126,404
2,593,000	BBB-	Series 2003-HE3, Class M5, 5.380% due 6/15/33 (e)	2,517,045
334,000	BBB	Bank One Issuance Trust, Series 2002-C1, Class C1, 2.060% due 12/15/09 (e)	338,656
		Bayview Financial Acquisition Trust:
102,211	A	Series 2001-DA, Class M3, 2.850% due 11/25/31 (d)(e)	102,601
124,998	AAA	Series 2002-CA, Class AIO, 5.100% due 10/25/04 (d)(e)	1,523
50,000	BBB-	CDC Mortgage Capital Trust, Series 2003-HE2, Class B3, 4.850% due 10/25/33 (e)	44,521
		Conseco Finance Securitizations Corp.:
39,000	B2*	Series 2000-2, Class A4, 8.480% due 12/1/30	40,156
220,000	Caa2*	Series 2000-6, Class M2, 8.200% due 9/1/32	26,538
5,000	A3*	Series 2001-3, Class A4, 6.910% due 5/1/33	4,705
4,000	A2*	Series 2001-4, Class A4, 7.360% due 9/1/33	3,984
196,000	B3*	Series 2001-4, Class B1, 9.400% due 9/1/33	19,723
444,018	A1*	Series 2002-1, Class A, 6.681% due 12/1/32	457,080
250,000	Baa2*	Consumer Credit Reference Index Securities Program, Series 2002-1A, Class A, 3.550% due 3/22/07 (d)(e)	253,178
188,000	B+	Green Tree Financial Corp., Series 1999-5, Class A5, 7.860% due 3/1/30	165,517
32,269	Ba3*	Green Tree Home Improvement Loan Trust, Series 1995-F, Class B2, 7.100% due 1/15/21	30,960
347,653	BB	Greenpoint Manufactured Housing, Series 2000-3, Class IA, 8.450% due 6/20/31	339,959
50,000	Baa3*	GSAMP Trust, Series 2003-FM1, Class B3, 5.920% due 3/20/33 (e)	47,209
34,103	BBB**	Home Equity Asset Trust, Series 2002-5N, Class A, 8.000% 6/27/33 (d)	34,359
215,000	BBB-	LNR CDO Ltd., Series 2002-1A, Class FFL, 4.200% due 7/24/37 (d)(e)	206,486
250,000	Baa2*	Madison Avenue Manufactured Housing Contract Trust, Series 2002-A, Class B1, 4.700% due 3/25/32 (e)	150,156

See Notes to Schedules of Investments.

Schedules of Investments (unaudited) (continued)	July 31, 2004

PIONEER STRATEGIC INCOME PORTFOLIO

FACE AMOUNT†	RATING(c)	SECURITY	VALUE
ASSET-BACKED SECURITIES — 8.3% (continued)
$ 50,000	BBB-	MASTR Asset Backed Securities Trust, Series 2003-OPT1, Class MV5, 4.950% due 12/25/32 (e)	$50,203
104,000	BBB-	Merrill Lynch Mortgage Investors, Inc., Series 2003-WMC1, Class B2, 4.450% due 11/25/33 (e)	97,244
97,251	BBB	Mid-State Trust, Series 10, Class B, 7.540% due 2/15/36	88,888
54,000	BBB-	Morgan Stanley ABS Capital I Inc., Series 2002-NC6, Class B2, 5.200% due 11/25/32 (e)	50,493
		Morgan Stanley Dean Witter Capital I Inc.:
54,000	BBB-	Series 2001-AM1, Class B1, 3.650% due 2/25/32 (e)	54,205
134,000	BBB-	Series 2001-NC3, Class B1, 3.900% due 10/25/31 (e)	132,528
316,000	BBB-	Series 2001-NC4, Class B1, 3.950% due 1/25/32 (e)	309,938
115,000	BBB-	Series 2002-AM2, Class B1, 3.700% due 5/25/32 (e)	110,949
58,000	BBB-	Series 2002-AM3, Class B2, 5.200% due 2/25/33 (e)	59,648
59,000	BBB-	Series 2002-NC5, Class B2, 4.700% due 10/25/32 (e)	60,270
59,000	BBB-	Series 2003-NC2, Class B2, 5.200% due 2/25/33 (e)	60,070
58,000	BBB-	Series 2003-NC3, Class B3, 5.200% due 3/25/33 (e)	59,271
14,781	BBB+	Option One Mortgage Securities Corp., Series 2003-2B, Class N1, 7.630% due 4/26/33 (d)	14,781
69,827	Baa2*	Pass-Through Amortizing Credit Card Trust, Series 2002-1A, Class A4FL, 6.910% due 6/18/12 (d)(e)	70,264
898,182	Baa2*	PF Export Receivables Master Trust, Notes, Series A, 6.436% due 6/1/15 (d)	890,309
45,734	Baa3*	Sail Net Interest Margin Notes, Series 2003-BC1A, Class A, 7.750% due 1/27/33 (d)	45,276
		Structured Asset Investment Loan Trust:
146,000	BBB+	Series 2003-BC1, Class M3, 4.450% due 1/25/33 (e)	151,050
1,083,093	AAA	Series 2003-BC2, Class AIO, 6.000% due 3/25/05	31,762
100,000	BB	TIAA Commercial Real Estate Securitization, Series 2002-1A, Class IV, 6.840% due 5/22/37 (d)	77,711
		TOTAL ASSET BACKED SECURITIES (Cost $7,769,847)	7,699,078
MUNICIPAL BONDS — 1.2%
Minnesota — 0.5%
500,000	NR	Minneapolis & St. Paul Metropolitan Airports Commission, Special Facilities Revenue, Northwest Airlines Project, Series A, 7.000% due 4/1/25	417,380
New Jersey — 0.4%
440,000	BBB	Tobacco Settlement Financing Corp., NJ Tobacco Settlement Asset-Backed Bonds, 7.000% due 6/1/41	411,004
Rhode Island — 0.1%
150,000	BBB	Tobacco Settlement Financing Corp., RI Tobacco Settlement Asset-Backed Bonds, Series A, 6.250% due 6/1/42	123,510

See Notes to Schedules of Investments.

Schedules of Investments (unaudited) (continued)	July 31, 2004

PIONEER STRATEGIC INCOME PORTFOLIO

FACE AMOUNT†		RATING(c)	SECURITY	VALUE
Washington — 0.2%
$220,000		BBB	Tobacco Settlement Authority, WA Tobacco Settlement Asset-Backed Bonds, 6.625% due 6/1/32	$194,599
			TOTAL MUNICIPAL BONDS (Cost $1,148,103)	1,146,493
HIGH-YIELD SECTOR — 56.5%
CORPORATE BONDS AND NOTES — 54.4%
Aerospace/Defense — 1.9%
425,000		B	DRS Technologies Inc., Sr. Sub. Notes, 6.875% due 11/1/13	429,250
620,000		CCC+	Hexcel Corp, Sr. Sub. Notes, 9.750% due 1/15/09 (a)	654,100
			L-3 Communications Corp., Sr. Sub. Notes:
500,000		BB-	6.125% due 7/15/13	487,500
100,000		BB-	Series B, 8.000% due 8/1/08	104,000
50,000		B	Titan Corp., Notes, 8.000% due 5/15/11	50,750
				1,725,600
Airlines — 1.2%
			AMR Corp., Debentures:
160,000		CCC	9.000% due 8/1/12 (a)	113,600
400,000		CCC	9.800% due 10/1/21(f)	258,000
180,000		CCC+	Calair LLC/Calair Capital Corp., Sr. Notes, 8.125% due 4/1/08	139,500
			Continental Airlines, Inc.:
300,000		CCC+	Notes, 8.000% due 12/15/05	264,000
60,000		B	Pass-Through Certificates, Series D, 7.568% due 12/1/06	45,680
			Northwest Airlines, Inc., Notes:
120,000		CCC+	7.625% due 3/15/05	117,000
145,000		CCC+	9.875% due 3/15/07 (a)	109,475
109,000		NR	United Airlines, Inc., Debentures, 9.125% due 1/15/12 (g)	8,720
37,802		NR	US Airways, Inc., Pass-Through Certificates, Series 93-A3, 10.375% due 3/1/13 (g)	9,451
				1,065,426
Automotive — 0.7%
			Asbury Automotive Group:
90,000		B	Notes, 9.000% due 6/15/12	92,025
550,000		B	Sr. Sub. Notes, 8.000% due 3/15/14	519,750
15,000	EUR	BB	Dana Corp., Notes, 9.000% due 8/15/11	21,746
45,000	EUR	BBB-	Lear Corp., Sr. Notes, 8.125% due 4/1/08	61,543
				695,064
Broadcasting — 0.6%
500,000		BBB-	Grupo Televisa, S.A., Sr. Notes, 8.500% due 3/11/32 (a)	520,000
20,000		NR	Pegasus Communications Corp., Sr. Notes, Series B, 9.750% due 12/1/06 (g)	11,200
				531,200

See Notes to Schedules of Investments.

Schedules of Investments (unaudited) (continued)	July 31, 2004

PIONEER STRATEGIC INCOME PORTFOLIO

FACE AMOUNT†		RATING(c)	SECURITY	VALUE
Building/Construction — 3.2%
9,825,000	NOK	NR	Aker Kvaerner ASA, Sub. Notes, step bond to yield 18.695% due 10/30/11	$897,811

56,000		B-	Atrium Cos., Inc., Sr. Sub. Notes, Series B, 10.500% due 5/1/09	58,940
85,000		Ba1*	Beazer Homes USA, Inc., Sr. Notes, 8.625% due 5/15/11 (a)	91,375
			K. Hovnanian Enterprises, Inc.:
100,000		BB	Sr. Notes, 8.000% due 4/1/12	108,000
30,000		Ba3*	Sr. Sub. Notes, 7.750% due 5/15/13 (a)	30,900
			Manitowoc Co., Inc., Sr. Sub. Notes:
15,000	EUR	B	10.375% due 5/15/11	20,122
50,000		B	10.500% due 8/1/12	57,375
500,000		B+	North American Energy Partners Inc., Sr. Notes, 8.750% due 12/1/11 (d)	495,000
			Owens Corning:
11,000		NR	Bonds, 7.500% due 8/1/18 (g)	4,840
137,000		NR	Notes, 7.500% due 5/1/05 (a)(g)	60,280
66,000		Ba2*	Schuler Homes Inc., Notes, 10.500% due 7/15/11 (a)	75,900
1,000,000		B	Ship Finance International Ltd., Sr. Notes, 8.500% due 12/15/13 (d)	965,000
			Technical Olympic USA, Inc.:
20,000		Ba3*	Sr. Notes, 9.000% due 7/1/10	20,700
20,000		B2*	Sr. Sub. Notes, 10.375% due 7/1/12	21,250
60,000		Ba3*	WCI Communities, Inc., Sr. Sub. Notes, 9.125% due 5/1/12 (a)	65,100
				2,972,593
Business Services — 2.4%
450,000		B-	Cornell Cos., Inc., Sr. Notes, 10.750% due 7/1/12 (d)	447,750
54,779		B	JSG Funding PLC, Sub. Notes, 15.500% due 10/1/13 (h)	63,270
80,000		Ba3*	Lamar Media Corp., Sr. Sub. Notes, 7.250% due 1/1/13	83,000
850,000		BBB-	Odyssey Re Holdings Corp., Notes, 7.650% due 11/1/13 (a)	922,831
			R.H. Donnelley Financial Corp:
77,000		Baa3*	Sr. Notes, 8.875% due 12/15/10 (d)	85,085
159,000		B+	Sr. Sub. Notes, 10.875% due 12/15/12 (d)	186,825
			Xerox Corp., Sr. Notes:
100,000		Ba2*	9.750% due 1/15/09	114,500
35,000	EUR	Ba2*	9.750% due 1/15/09	48,635
245,000		Ba2*	7.125% due 6/15/10	252,350
				2,204,246
Cable — 0.1%
47,000		BB-	CSC Holdings Inc., Sr. Notes, 7.875% due 12/15/07	49,585
9,744		NR	KNOLOGY Holdings, Inc., Sr. Notes, 12.000% due 11/30/09 (d)(h)	9,111
20,000		BB-	Rogers Cablesystems Ltd., Sr. Sub. Debentures, 11.000% due 12/1/15	22,650
				81,346

See Notes to Schedules of Investments.

Schedules of Investments (unaudited) (continued)	July 31, 2004

PIONEER STRATEGIC INCOME PORTFOLIO

FACE AMOUNT†		RATING(c)	SECURITY	VALUE
Chemicals — 3.7%
$ 150,000		B+	Acetex Corp., Sr. Notes, 10.875% due 8/1/09 (f)	$165,000
10,000		Ba2*	Airgas, Inc., Sr. Sub. Notes 9.125% due 10/1/11	11,287
120,000		A-	Dow Chemical Co., Sr. Notes, 5.750% due 11/15/09 (a)	126,630
338,000		Ba2*	Hercules Inc., Sr. Notes, 11.125% due 11/15/07	397,150
50,000		B	Huntsman Advanced Materials LLC, Sr. Notes, 11.000% due 7/15/10 (d)	57,000
			Huntsman ICI Chemicals LLC:
235,000		CCC+	Sr. Discount Notes, zero coupon bond to yield 20.193% due 12/31/09	118,675
155,000		CCC+	Sr. Sub. Notes, 10.125% due 7/1/09 (a)	158,487
495,000	EUR	CCC+	Huntsman International LLC, Sr. Sub. Notes, 10.125% due 7/1/09	598,512
205,000		BB-	ISP Chemco Inc., Sr. Sub. Notes, Series B, 10.250% due 7/1/11	229,600
35,000		B+	ISP Holdings, Inc., Sr. Secured Notes, Series B, 10.625% due 12/15/09	38,675
30,000		B+	Lyondell Chemical Co., Sr. Secured Notes, 9.500% due 12/15/08	31,537
335,000		BBB-	Methanex Corp., Sr. Notes, 8.750% due 8/15/12	380,225
30,000		BB-	Millennium America, Inc., Sr. Notes, 9.250% due 6/15/08 (d)	32,550
349,000		B-	OM Group, Inc., Notes, 9.250% due 12/15/11	358,598
			Rhodia SA:
500,000	EUR	B3*	Sr. Notes, 8.000% due 6/1/10 (d)	565,457
120,000	EUR	CCC+	Sr. Sub. Notes, 9.250% due 6/1/11 (d)	124,882
27,275		NR	Sterling Chemicals Inc., Sr. Secured Notes, 10.000% due 12/19/07 (h)	25,775
				3,420,040
Consumer Products & Services — 1.6%
500		NR	Alderwoods Group, Inc., Sr. Notes, 12.250% due 1/2/09	554
500,000		BBB-	Bausch & Lomb Inc., Debentures, 7.125% due 8/1/28	512,346
			Derby Cycle Corp., Sr. Notes:
163,739	EUR	NR	9.375% due 5/15/08 (g)	1,763
136,116		NR	10.000% due 5/15/08 (g)	5,240
850,000		BBB	Glencore Funding LLC, Notes, 6.000% due 4/15/14 (d)	800,177
130,000		B-	Jostens, Inc., Sr. Sub. Notes, 12.750% due 5/1/10	147,550
				1,467,630
Electronics — 0.2%
120,000		B+	FIMEP S.A., Sr. Notes, 10.500% due 2/15/13	138,600
20,000		Ba3*	Legrand S.A., Debentures, 8.500% due 2/15/25	21,200
				159,800
Energy — 6.4%
1,000,000		B-	Baytex Energy Ltd., Sr. Sub. Notes, 9.625% due 7/15/10	1,055,000
500,000		BB	Compagnie Generale de Geophysique S.A., Sr. Notes, 10.625% due 11/15/07	533,125
365,000		B	Comstock Resources, Inc., Sr. Notes, 6.875% due 3/1/12	360,437
760,000		BBB-	FPL Energy American Wind, LLC, Sr. Secured Notes, 6.639% due 6/20/23 (d)	782,439
250,000		BBB-	Gazprom International S.A., Notes, 7.201% due 2/1/20 (d)	246,875

See Notes to Schedules of Investments.

Schedules of Investments (unaudited) (continued)	July 31, 2004

PIONEER STRATEGIC INCOME PORTFOLIO

FACE AMOUNT†		RATING(c)	SECURITY	VALUE
Energy — 6.4% (continued)
$ 850,000		Ba3*	Illinois Power Co., New Mortgage Bonds, 7.500% due 6/15/09	$943,500
500,000		B	Paramount Resources Ltd, Sr. Notes, 7.875% due 11/1/10	485,000
95,000		B2*	Parker Drilling Co., Sr. Notes, Series B, 10.125% due 11/15/09	100,463
			Pemex Project Funding Master Trust:
90,000		Baa1*	Bonds, 8.625% due 2/1/22	97,425
200,000		Baa1*	Notes, 7.375% due 12/15/14	210,000
17,000		BBB-	Pioneer Natural Resources Co., Sr. Notes, 6.500% due 1/15/08	18,321
65,000		Ba2*	SEMCO Energy, Inc., Sr. Notes, 7.750% due 5/15/13	68,575
60,000		NR	Seven Seas Petroleum Inc., Sr. Notes, Series B, 12.500% due 5/15/05 (g)	1,200
80,000		B+	Stone Energy Corp., Sr. Sub. Notes, 8.250% due 12/15/11	84,600
70,000		B	Swift Energy Co., Sr. Sub. Notes, 9.375% due 5/1/12	75,600
400,000		BB-	Tesoro Petroleum Corp., Sr. Sub. Notes, Series B, 9.625% due 11/1/08 (a)	442,000
99,337		B	Tiverton Power Associates LP/Rumford Power Associates L.P., Pass-Through Certificates, 9.000% due 7/15/18 (d)	74,503
110,000		Ba2*	Westar Energy Inc., Sr. Notes, 7.125% due 8/1/09	119,799
			The Williams Cos. Inc.:
			Notes:
50,000		B+	6.500% due 12/1/08 (a)	52,625
40,000		B+	Series A, 6.750% due 1/15/06 (e)	41,800
50,000		B+	Sr. Notes, 8.625% due 6/1/10	56,375
30,000		BBB-	XTO Energy, Inc., Sr. Notes, 6.250% due 4/15/13	31,802
				5,881,464
Entertainment — 0.1%
65,000		BBB-	Capitol Records, Inc., Notes, 8.375% due 8/15/09 (d)	70,187
20,000	GBP	BBB-	EMI Group PLC., Notes, 9.750% due 5/20/08	38,426
				108,613
Environmental Services — 1.7%
370,000		BB-	Allied Waste Industries, Inc., Debentures, 7.400% due 9/15/35	340,400
			Allied Waste North America, Inc.:
			Sr. Notes, Series B:
52,000		BB-	8.875% due 4/1/08 (f)	56,940
223,000		BB-	9.250% due 9/1/12 (a)	249,481
			Sr. Sub. Notes, Series B:
156,000		BB-	8.500% due 12/1/08 (f)	170,430
121,000		B+	10.000% due 8/1/09 (a)	128,260
475,000		B	Clean Harbors, Inc., Secured Notes, 11.250% due 7/15/12 (d)	491,625
83,000		B-	IESI Corp., Sr. Sub. Notes, 10.250% due 6/15/12	90,055
				1,527,191

See Notes to Schedules of Investments.

Schedules of Investments (unaudited) (continued)	July 31, 2004

PIONEER STRATEGIC INCOME PORTFOLIO

FACE AMOUNT†		RATING(c)	SECURITY	VALUE
Financial Services — 7.3%
$ 1,000,000		Ba1*	Allmerica Financial Corp., Sr. Debentures, 7.625% due 10/15/25 (f)	$980,000
20,000		BB	Arch Western Finance LLC, Sr. Notes, 6.750% due 7/1/13 (d)	20,400
			BCP Caylux Holdings Luxembourg S.C.A., Sr. Sub. Notes:
100,000		B-	9.625% due 6/15/14 (d)	104,750
500,000	EUR	B-	10.375% due 6/15/14 (d)(f)	641,403
400,000		B	Dollar Financial Group, Notes, 9.750% due 11/15/11 (d)	430,000
760,000		BBB-	Kingsway America, Inc., Sr. Notes, 7.500% due 2/1/14 (d)	767,879
625,000		B+	E*Trade Financial Corp., Sr. Notes, 8.000% due 6/15/11(d)	631,250
250,000		BB	Ohio Casualty Corp., Notes, 7.300% due 6/15/14	253,402
581,930		BBB	Power Receivables Finance LLC, Sr. Notes, 6.290% due 1/1/12 (d)	596,493
1,000,000		B+	Presidential Life Corp., Sr. Notes, 7.875% due 2/15/09	1,002,500
500,000		BB+	Provident Companies Inc., Sr. Notes, 7.000% due 7/15/18	478,538
700,000		B	Refco Finance Holdings, Notes, 9.000% due 8/1/12 (d)(f)	703,500
90,000		BB-	Western Financial Bank, Sub. Debentures, 9.625% due 5/15/12	99,450
				6,709,565
Food & Beverage — 2.1%
26,000	EUR	B2*	BSN Financing Co., S.A., Sr. Notes, 10.250% due 8/1/09	33,157
1,000,000		B-	Burns Philp Capital Ltd., Sr. Sub. Notes, Series B, 9.750% due 7/15/12	1,047,500
600,000		BBB-	Companhia Brasileira de Bebida, Notes, 8.750% due 9/15/13 (d)	654,000
120,000		Caa1*	Doane Pet Care Co., Sr. Sub. Notes, 9.750% due 5/15/07	113,400
10,000		CCC+	Eagle Family Foods, Inc., Sr. Sub. Notes, Series B, 8.750% due 1/15/08	7,050
40,000		B	TravelCenters of America Inc., Sr. Sub. Notes, 12.750% due 5/1/09	46,600
190,660		NR	Vlasic Foods International, Sr. Sub. Notes, Series B, 10.250% due 7/1/09 (g)	17,159
				1,918,866
Healthcare — 1.4%
475,000		B-	Curative Health Services Inc., Sr. Notes, 10.750% due 5/1/11 (d)	432,250
			HCA Inc.:
			Debentures:
10,000		BBB-	7.190% due 11/15/15	10,507
50,000		BBB-	8.360% due 4/15/24	53,921
			Notes:
500,000		BBB-	6.300% due 10/1/12	505,821
50,000		BBB-	7.690% due 6/15/25	50,278
135,000		B-	Inverness Medical Innovations, Inc., Sr. Sub. Notes, 8.750% due 2/15/12 (d)	131,625
110,000		NR	Mediq Inc., Sr. Discount Debentures, 13.000% due 6/1/09 (g)	11
330,000		NR	Multicare Cos., Inc., Sr. Sub. Notes, 9.000% due 8/1/07 (g)	2,310
125,000		B-	Province Healthcare Co., Sr. Sub. Notes, 7.500% due 6/1/13	123,125
				1,309,848
Hotel/Casino — 0.6%
500,000		B+	Turning Stone Casino Resort Enterprise, Sr. Notes, 9.125% due 12/15/10 (d)	535,000

See Notes to Schedules of Investments.

Schedules of Investments (unaudited) (continued)	July 31, 2004

PIONEER STRATEGIC INCOME PORTFOLIO

FACE AMOUNT†		RATING(c)	SECURITY	VALUE
Industrial Goods & Services — 0.0%
20,000	EUR	B	Flowserve Finance B.V., Sr. Sub. Notes, 12.250% due 8/15/10	$27,070
Manufacturing — 0.2%
140,000		B	Dresser Inc., Sr. Sub. Notes, 9.375% due 4/15/11	152,250
			Invensys PLC:
35,000	EUR	B-	Medium-Term Notes, Series E, 5.500% due 4/1/05	42,858
25,000		B-	Sr. Notes, 6.500% due 1/15/10 (d)	22,500
10,000		BBB-	Louisiana Pacific Corp., Sr. Notes, 8.875% due 8/15/10	11,750
				229,358
Metals/Mining — 4.3%
675,000		B+	CSN Islands VIII Corp., Sr. Notes, 9.750% due 12/16/13 (d)	648,000
			Compass Minerals International, Inc., Series B:
60,000		B-	Sr. Discount Notes, step bond to yield 12.491% due 12/15/12	49,500
90,000		B-	Sr. Sub. Discount Notes, step bond to yield 11.993% due 6/1/13	70,650
8,029		NR	Doe Run Resources Corp., Notes, Series AI, 11.750% due 11/1/08 (h)	6,223
113,000		B2*	Earle M. Jorgensen Co., Secured Notes, 9.750% due 6/1/12	125,430
700,000		B	Ispat Inland ULC, Sr. Secured Notes, 9.750% due 4/1/14 (d)	726,250
500,000		BBB	Kennametal Inc., Sr. Notes, 7.200% due 6/15/12	533,868
155,000		B+	Steel Dynamics, Inc., Sr. Notes, 9.500% due 3/15/09 (a)	172,825
500,000		BBB-	Timken Co., Notes, 5.750% due 2/15/10	505,951
84,000		B	Trimas Corp., Sr. Sub. Notes, 9.875% due 6/15/12	88,200
1,000,000		Ba2*	Vale Overseas Limited, First Mortgage Notes, Series B, 9.000% due 8/15/13 (a)	1,067,500
			Wheeling-Pittsburgh Corp., Sr. Notes:
4,197		NR	6.000% due 7/30/10 (g)	2,875
8,165		NR	5.000% due 7/30/11 (g)	5,511
				4,002,783
Packaging/Containers — 0.9%
			Crown Euro Holdings, S.A., Secured 2nd Lien Notes:
200,000		B+	9.500% due 3/1/11	220,000
400,000	EUR	B+	10.250% due 3/1/11	543,801
30,000		B	10.875% due 3/1/13	34,575
70,000		NR	Stone Container Finance Corp., Sr. Notes, 11.500% due 8/15/06 (d)	70,350
				868,726
Paper/Forestry Products — 1.0%
1,000		BB	Abitibi Consolidated Inc., Notes, 7.875% due 8/1/09	1,038
950,000		BB	Bowater Inc., Sr. Notes, 6.500% due 6/15/13	900,009
20,000		BB-	Tembec Industries Inc., Sr. Notes, 7.750% due 3/15/12	20,000
				921,047

See Notes to Schedules of Investments.

Schedules of Investments (unaudited) (continued)	July 31, 2004

PIONEER STRATEGIC INCOME PORTFOLIO

FACE AMOUNT†		RATING(c)	SECURITY	VALUE
Publishing — 0.8%
$ 709		B-	Hollinger Participation Trust, Sr. Notes, 12.125% due 11/15/10 (d)(h)	$833
506,000		B-	Vertis Inc., Sr. Notes, Series B, 10.875% due 6/15/09 (a)	556,600
			Von Hoffman Corp.:
130,000		B	Sr. Notes, 10.250% due 3/15/09	142,025
30,000		B-	Sr. Sub. Notes, 10.375% due 5/15/07 (a)	30,675
46,799		NR	Von Hoffman Holdings Inc., Sr. Exchange Debentures, 13.500% due 5/15/09 (h)	47,969
				778,102
Real Estate — 1.2%
470,000		B+	B.F. Saul REIT, Sr. Secured Notes, 7.500% due 3/1/14	470,000
150,000		B1*	Crescent Real Estate Equities, LP, Sr. Notes, 9.250% due 4/15/09	158,250
500,000		BBB-	Hospitality Properties Trust, Notes, 6.750% due 2/15/13 (a)	524,781
				1,153,031
Retail — 1.2%
			J.C. Penney Co., Inc., Debentures:
26,000		BB+	7.650% due 8/15/16	28,730
130,000		BB+	7.950% due 4/1/17 (a)	147,550
450,000		BB+	7.125% due 11/15/23 (a)	470,250
350,000		BB	Toys “R” Us, Inc., Notes, 7.375% due 10/15/18	334,250
85,000		B	United Auto Group, Inc., Sr. Sub. Notes, 9.625% due 3/15/12	93,500
				1,074,280
Technology — 0.0.%
440,000		NR	Cybernet Internet Services International, Inc., Convertible Sr. Discount Notes, step bond to yield 12.995% due 8/15/09 (d)	440
21,444		NR	Globix Corp., Sr. Notes, 11.000% due 5/1/08	19,407
138,403		NR	Verado Holdings, Inc., Sr. Discount Notes, 13.000% due 4/15/08 (g)	14
				19,861
Telecommunications — 7.9%
			Alamosa Delaware, Inc.:
400,000		Caa1*	Sr. Discount Notes, step bond to yield 10.811% due 7/31/09	393,000
			Sr. Notes:
90,000		Caa1*	11.000% due 7/31/10	99,225
200,000		Caa1*	8.500% due 1/31/12 (d)	196,500
183,243		NR	COLO.COM Inc., Sr. Notes, 13.875% due 3/15/10 (d)(g)	18
			Colt Telecom Group PLC, Sr. Notes:
30,000	GBP	B-	10.125% due 11/30/07	52,664
15,000	EUR	B-	7.625% due 12/15/09	16,783
700,000		BB+	Corning Inc., Notes, 5.900% due 3/15/14	672,000
500,000		B+	GCI, Inc., Sr. Notes, 7.250% due 2/15/14 (d)	482,500
495,000		B+	Innova S. de R.L., Notes, 9.375% due 9/19/13 (a)	524,700
15,000		B+	Insight Midwest L.P./Insight Capital Inc., Sr. Notes, 9.750% due 10/1/09 (a)	15,600

See Notes to Schedules of Investments.

Schedules of Investments (unaudited) (continued)	July 31, 2004

PIONEER STRATEGIC INCOME PORTFOLIO

FACE AMOUNT†	RATING(c)	SECURITY	VALUE
Telecommunications — 7.9% (continued)
$ 190,000	NR	iPCS, Inc., Sr. Discount Notes, step bond to yield 14.115% due 7/15/10 (g)	$115,900
73,000	Ca*	IWO Holdings, Inc., Sr. Notes, 14.000% due 1/15/11 (g)	41,245
400,000	BB-	L3 Communications Corp., Sr. Sub Notes, 6.125% due 1/15/14	388,000
		MCI, Inc., Sr. Notes:
20,056	NR	5.908% due 5/1/07	19,479
20,056	NR	6.688% due 5/1/09 (a)	18,527
17,191	NR	7.735% due 5/1/14	15,536
575,000	B3*	MetroPCS Inc., Sr. Notes, 10.750% due 10/1/11	600,875
500,000	B-	MobiFon Holdings B.V., Sr. Notes, 12.500% due 7/31/10	576,250
360,000	BB-	Mobile TeleSystems, Notes, 8.375% due 10/14/10 (d)	343,800
550,000	B-	Nortel Networks Corp., Convertible Notes, 4.250% due 9/1/08	524,563
10,000	BB-	Rogers Communications Inc., Convertible Sr. Debentures, 2.000% due 11/26/05	9,600
585,000	B-	Syniverse Technologies Inc., Sr. Sub. Notes, Series B, 12.750% due 2/1/09 (a)	631,800
700,000	Baa3*	Tele Norte Celular Participacoes S.A., Sr. Notes, 8.000% due 12/18/13 (d)	647,500
21,000	BBB	TeleCorp PCS, Inc., Sr. Sub. Notes, 10.625% due 7/15/10	23,614
21,909	NR	Telex Communications Intermediate Holdings, Inc., Sr. Sub. Notes, 13.000% due 1/15/09 (e)	14,350
		UbiquiTel Operating Co.:
800,000	Caa1*	Sr. Notes, 9.875% due 3/1/11 (a)	798,000
77,000	Caa1*	Sr. Sub. Discount Notes, step bond to yield 15.789% due 5/15/10	77,770
			7,299,799
Transportation — 0.5%
375,000	B	Atlantic Express Transportation Corp., Sr. Secured Notes, 12.000% due 4/15/05 (d)(i)	368,438
60,000	BB-	Hornbeck Offshore Services, Inc., Sr. Notes, 10.625% due 8/1/08	66,000
			434,438
Utilities — 1.2%
		The AES Corp.:
14,797	BB	Secured Notes, 10.000% due 7/15/05 (d)	15,204
7,000	B2*	Sr. Notes, 8.750% due 6/15/08	7,411
30,000	B3*	Mission Energy Holding Co., Sr. Secured Notes, 13.500% due 7/15/08	37,350
350,000	Ba2*	MSW Energy Holdings II LLC/MSW Energy Finance Co. II, Inc., Sr. Secured Notes, Series B, 7.375% due 9/1/10	358,750
29	Baa1*	Northeast Utilities, Notes, Series A, 8.580% due 12/1/06	31
		Reliant Resources, Inc., Sr. Secured Notes:
200,000	B1*	9.250% due 7/15/10	214,000
270,000	B1*	9.500% due 7/15/13	291,600
5,000	BB+	Sierra Pacific Power Co., General and Refunding Mortgage Bonds, Series A, 8.000% due 6/1/08	5,400

See Notes to Schedules of Investments.

Schedules of Investments (unaudited) (continued)	July 31, 2004

PIONEER STRATEGIC INCOME PORTFOLIO

FACE AMOUNT†	RATING(c)	SECURITY	VALUE
Utilities — 1.2% (continued)
		Southern California Edison Co.:
$ 160,000	A3*	First and Refunding Mortgage Notes, 8.000% due 2/15/07	$177,101
20,000	Baa1*	Notes, 6.375% due 1/15/06	20,935
			1,127,782
		TOTAL CORPORATE BONDS AND NOTES (Cost — $50,259,387)	50,249,769
LOAN PARTICIPATIONS (j) — 1.4%
360,000	BBB-	Empresa Electrica Guacolda S.A., Sr. Notes, 8.625% due 4/30/13 (Credit Suisse First Boston) (d)	374,199
900,000	Ba2*	Gazprom OAO, 8.625% due 4/28/34 (Gaz Capital) (d)	893,250
36,164	B2*	Olympus Cable Holdings, Term Loans, Tranche B, 4.802% due 9/30/10 (e)	35,034
		TOTAL LOAN PARTICIPATIONS (Cost — $1,318,467)	1,302,483

SHARES		SECURITY	VALUE
COMMON STOCK — 0.3%
Business Services — 0.0%
200		Outsourcing Solutions Inc. (k)	5,599
Cable — 0.0%
49		KNOLOGY, Inc. (k)	214
Chemicals — 0.0%
35		Sterling Chemicals, Inc. (k)	849
Consumer Products and Services — 0.0%
20,000		Loewen Group, Inc. (k)	2
Financial Services — 0.1%
150,000		Amresco Inc., Liquidating Trust Shares	11,100
5,666		Conseco, Inc. (a)(k)	101,874
845,262		Contifinancial Corp. Liquidating Trust, Units of Interest (k)	16,905
			129,879
Food & Beverage — 0.1%
308		Archibald Candy Corp. (k)	878
22		PSF Group Holdings Inc. LLC, Class A Shares (k)	38,553
			39,431
Industrial Goods & Services — 0.0%
33		AGY Holdings Corp (k)	1,945
136		Polymer Group Inc., Class A Shares (a)(k)	1,795
			3,740
Technology — 0.0%
83		Comdisco Holding Co., Inc. (a)(k)	2,035

See Notes to Schedules of Investments.

Schedules of Investments (unaudited) (continued)	July 31, 2004

PIONEER STRATEGIC INCOME PORTFOLIO

SHARES	SECURITY	VALUE
Telecommunications — 0.1%
3	Arch Wireless Inc., Class A Shares (a)(k)	$85
563	Birch Telecom, Inc. (j)	1,948
10	Covad Communications Group Inc.(a)(k)	19
35	Cincinnati Bell Inc. (a)(k)	141
15,125	Dobson Communications Corp, Class A Shares (k)	40,384
9	Leucadia National Corp. (a)	463
1	MCI, Inc. (k)	15
		43,055
	TOTAL COMMON STOCK (Cost — $557,604)	224,804
PREFERRED STOCK — 0.4%
Broadcasting — 0.0%
1	PTV, Inc., 10.000% Cumulative, Series A (a)	5
Food & Beverage — 0.2%
3,000	Doane Pet Care Co., 14.250% Sr. Exchangeable	144,750
Metals/Mining — 0.0%
180	Weirton Steel Corp., zero coupon Convertible, Series C	121
Telecommunications — 0.2%
235	Dobson Communications Corp., 6.000% Convertible, Series F (d)	21,534
3,154	Rural Cellular Corp., 12.500% Jr. Exchangeable (a)(h)	197,913
1,417	Telex Communications, Inc., Variable Rate Convertible, Series B (e)	14
		219,461
	TOTAL PREFERRED STOCK (Cost — $783,583)	364,337

WARRANTS	SECURITY	VALUE
WARRANTS (k) — 0.0%
Broadcasting — 0.0%
100	XM Satellite Radio Holdings Inc., Expire 3/15/10 (d)	5,550
Building/Construction — 0.0%
210	Dayton Superior Corp., Expire 6/15/09 (d)	2
Business Services — 0.0%
42	JSG Funding plc, Expire 10/1/13 (d)	1,176
Food & Beverage — 0.0%
750	TravelCenters of America, Inc., Expire 5/1/09	4,125
Hotel/Casino — 0.0%
70	Mikohn Gaming Corp., Expire 8/15/08	1
Packaging/Containers — 0.0%
90	Pliant Corp., Expire 6/1/10 (d)	1

See Notes to Schedules of Investments.

Schedules of Investments (unaudited) (continued)	July 31, 2004

PIONEER STRATEGIC INCOME PORTFOLIO

WARRANTS			SECURITY	VALUE
Telecommunications — 0.0%
140			American Tower Corp., Expire 8/1/08 (d)	$25,830
			Microcell Telecommunications Inc.:
205			Expire 5/1/05	1,805
342			Expire 5/1/08	2,874
310			UbiquiTel Inc., Expire 4/15/10 (d)	3
				30,512
			TOTAL WARRANTS (Cost — $90,150)	41,367
			TOTAL HIGH YIELD SECTOR (Cost — $53,009,191)	52,182,760

FACE AMOUNT‡		RATING(c)	SECURITY	VALUE
FOREIGN BONDS — 18.9%
Brazil — 1.1%
			Federal Republic of Brazil:
284,051	EUR	B+	Banco Nacional de Desenvolvimento Economico e Social, Notes, 8.000% due 4/28/10	320,232
105,550	USD	B+	Capitalization Bonds, 8.000% due 4/15/14	99,579
174,118	USD	B+	Debt Conversion Bonds, 2.125% due 4/15/12 (e)	151,591
			Global Bonds:
290,000	USD	B+	10.125% due 5/15/27	270,135
66,000	USD	B+	Series B, 8.875% due 4/15/24	56,100
			Global Notes:
100,000	USD	B+	10.000% due 1/16/07	107,900
30,000	USD	B+	10.000% Due 8/7/11	30,225
				1,035,762
Canada — 5.2%
			Government of Canada, Bonds:
2,286,000		AAA	5.750% due 9/1/06	1,804,822
330,000		AAA	5.500% due 6/1/10	262,369
1,000,000		AAA	5.250% due 6/1/12	780,805
3,000,000	AUD	AA	Province of Ontario, Medium-Term Notes, Series E, 5.500% due 4/23/13	2,005,497
				4,853,493
Colombia — 1.6%
			Republic of Colombia:
			Global Bonds:
50,000	USD	BB	9.750% due 4/23/09	55,000
645,654	USD	BB+	9.750% due 4/9/11	727,975
135,000	USD	BB	10.375% due 1/28/33	138,375
485,000	USD	BB	Global Notes, 10.750% due 1/15/13	542,594
				1,463,944

See Notes to Schedules of Investments.

Schedules of Investments (unaudited) (continued)	July 31, 2004

PIONEER STRATEGIC INCOME PORTFOLIO

FACE AMOUNT‡		RATING(c)	SECURITY	VALUE
Dominican Republic — 0.2%
350,000	USD	B3*	Dominican Republic, Notes, 9.040% due 1/23/13 (d)	$227,500
Ecuador — 0.3%
395,000	USD	CCC+	Republic of Ecuador, Euro-Dollar Bonds, 7.000% due 8/15/30 (d)	294,473
France — 1.5%
1,091,840	EUR	AAA	French Republic, Bonds, Series OATi, 3.000% due 7/25/09 (f)	1,410,204
Mexico — 0.7%
			United Mexican States:
			Global Notes:
230,000	USD	Baa2*	4.625% due 10/8/08	229,425
144,000	USD	Baa2*	7.500% due 1/14/12	158,580
200,000	USD	Baa2*	Medium-Term Notes, 8.300% due 8/15/31	216,650
				604,655
The Netherlands — 0.2%
130,000	EUR	AAA	Kingdom of the Netherlands, Bonds, 5.000% due 7/15/12	166,378
New Zealand — 0.7%
970,000		AAA	Government of New Zealand, Bonds, Series 709, 7.000% due 7/15/09	637,598
Norway — 1.4%
8,045,000		AAA	Government of Norway, Bonds, 6.750% due 1/15/07	1,252,565
Peru — 1.1%
			Republic of Peru:
			FLIRB Bonds:
495,000	USD	BB	4.500% due 3/7/17 (e)	411,469
115,000	USD	BB	4.500% due 3/17/17 (d)(e)	95,594
300,000	USD	BB	Global Bonds, 8.375% due 5/3/16	286,500
241,150	USD	BB	PDI Bonds, 5.000% due 3/7/17 (e)	211,308
				1,004,871
Russia — 1.3%
			Russian Federation:
1,197,500	USD	Baa3*	Bonds, 5.000% due 3/31/30 (d)	1,100,203
			Euro-Dollar Bonds:
60,000	USD	Baa3*	8.250% due 3/31/10 (d)	64,575
70,000	USD	Baa3*	5.000% due 3/31/30 (d)	64,313
				1,229,091
South Africa — 0.8%
650,000	EUR	BBB	Republic of South Africa, Global Bonds, 5.250% due 5/16/13 (f)	773,723
Sweden — 2.7%
			Kingdom of Sweden, Bonds:
5,020,000		AAA	Series 1045, 5.250% due 3/15/11	691,521
12,740,000		AAA	Series 1046, 5.500% due 10/8/12	1,780,736
				2,472,257

See Notes to Schedules of Investments.

Schedules of Investments (unaudited) (continued)	July 31, 2004

PIONEER STRATEGIC INCOME PORTFOLIO

FACE AMOUNT‡		RATING(c)	SECURITY	VALUE
Ukraine — 0.1%
53,201	USD	B+	Government of Ukraine, Sr. Notes, 11.000% due 3/15/07	$57,457
			TOTAL FOREIGN BONDS (Cost — $15,931,331)	17,483,971

RIGHTS			SECURITY	VALUE
FOREIGN RIGHTS (k) — 0.0%
Mexico – 0.0%
			United Mexican States, Value Recovery Rights:
250,000			Series C, expire 6/30/05	5,625
250,000			Series D, expire 6/30/06	5,625
250,000			Series E, expire 6/30/07	4,500
			TOTAL FOREIGN RIGHTS (Cost — $0)	15,750

FACE AMOUNT			SECURITY	VALUE
REPURCHASE AGREEMENT — 0.6%
$515,000			State Street Bank and Trust Co., 1.250% due 8/2/04; Proceeds at maturity — $515,054 ; (Fully collateralized by U.S. Treasury Notes, 6.125% due 8/15/07; Market value — $528,717) (Cost — $515,000)	515,000
			TOTAL INVESTMENTS — 100.0% (Cost — $92,276,166**)	$92,434,116
LOANED SECURITIES COLLATERAL
$8,974,822			State Street Navigator Securities Lending Trust Prime Portfolio (Cost — $8,974,822)	$8,974,822
†	Face amount denominated in U.S. dollars unless otherwise indicated.
‡	Face amount denominated in local currency unless otherwise indicated.
(a)	All or a portion of this security is on loan (Note 5).
(b)	Security is traded on a to-be-announced basis.
(c)	All ratings are by Standard & Poor’s Ratings Services (“Standard & Poor’s”), except those identified by an asterisk (*) which are rated by Moody’s Investors Service Inc. (“Moody’s”) and by a double asterisk (**) which are rated by Fitch Ibca, Duff, and Phelps (“Fitch”).
(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(e)	Variable rate security.
(f)	All or a portion of this security is segregated for to-be-announced securities and open forward foreign currency contracts.
(g)	Security is currently in default.
(h)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(i)	Security issued with attached warrants.
(j)	Participation interests were acquired through the financial institutions indicated parenthetically.
(k)	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AUD	—	Australian Dollar
EUR	—	Euro
FLIRB	—	Front Loaded Interest Reduction Bond
GBP	—	British Pound
NOK	—	Norwegian Krone
PDI	—	Past Due Interest
USD	—	United States Dollar

See Notes to Schedules of Investments.

Notes to the Schedule of Investments (unaudited)

1.	Significant Accounting Policies

The Smith Barney High Income Portfolio (“SBHI”) and Pioneer Strategic Income Portfolio (“PSIP”) (“Fund(s)”) are separate investment funds of the Travelers Series Fund Inc. (“Company”).

The following are significant accounting policies consistently followed by the Funds and are in conformity with generally accepted accounting principles (“GAAP”): (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets; fixed-income securities are valued at the mean between the bid and the asked prices provided by an independent pricing service; securities for which no sales price was reported and U.S. government agencies and obligations are valued at the mean between the bid and asked prices; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price; securities primarily traded on foreign exchanges are generally valued at the closing price of such securities on their respective exchanges, except that if the Investment Manager is of the opinion that such price would result in an inappropriate value for a security, including as a result of an occurrence subsequent to the time a value was so established, then the fair value of those securities may be determined using fair value procedures established by and under the supervision of the Board. (c) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Directors; (d) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (e) the accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded; and (f) net unrealized appreciation or depreciation on investments and foreign currency translation arise from changes in the value of assets and liabilities, including investments in securities at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

In addition, the Funds invest in high-yield instruments that are subject to certain credit and market risks. The yields of high-yield debt obligations reflect, among other things, perceived credit risk. The Funds’ investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk of timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

2.	Forward Foreign Currency Contracts

A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The Funds enter into such contracts typically to hedge a portion of their portfolio.

Notes to the Schedule of Investments (unaudited)(continued)

The Funds bear the market risk that arises from changes in foreign currency exchange rates and the credit risk should a counterparty be unable to meet the terms of such contracts.

At July 31, 2004, PSIP had open forward currency contracts as described below.

Foreign Currency	Local Currency	Market Value	Settlement Date	Unrealized Gain (Loss)
Contracts to Buy:
Euro	200,000	240,526	8/23/04	$(3,894)
Contracts to Sell:
Euro	2,600,000	3,126,640	8/27/04	29,761
Net Unrealized Gain on Open Forward Foreign Currency Contracts				$25,867

At July 31, 2004, SBHI did not have any open forward foreign currency contracts.

3.	Repurchase Agreements

When entering into repurchase agreements, it is the Funds’ policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

4.	Securities Traded on a To-Be-Announced Basis

The Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Funds commit to purchasing or selling securities for which specific information is not yet known at the time of the trade, particularly the face amount and maturity date in Government National Mortgage Association (“GNMA”) transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Funds, normally 15 to 45 days later. Beginning on the date the Funds enter into a TBA transaction, cash, U.S. government securities or other liquid high grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security.

Notes to the Schedule of Investments (unaudited)(continued)

These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

At July 30, 2004, PSIP held TBA securities with a total cost of $405,644. At July 31, 2004, SBHI did not hold any TBA securities.

5.	Lending of Portfolio Securities

The Funds have an agreement with their custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations. Fees earned by the Funds on securities lending are recorded as interest income. Loans of securities by the Funds are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities) loaned. The Funds maintain exposure for the risk of any losses in the investment of amounts received as collateral. The Funds also maintain exposure for the risk of any loss in the investment securities loaned. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

At July 31, 2004, PSIP loaned securities having a market value of $8,979,998. PSIP received cash collateral amounting to $9,165,619 which was invested into the State Street Navigator Securities Lending Trust Prime Portfolio

At July 31, 2004, SBHI did not have any securities on loan.

6.	Loan Participations

The Funds invest in fixed and floating rate loans arranged through private negotiations between a foreign sovereign entity or a corporate borrower and one or more financial institutions. The Funds’ investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Funds generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Funds may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, the Funds will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling the participation, the Funds may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

At July 31, 2004, PSIP held loan participations with a total cost of $1,318,467. At July 31, 2004, SBHI did not hold any loan participations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Travelers Series Fund Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date  September 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date  September 29, 2004

By	/s/ ANDREW B. SHOUP
Andrew B. Shoup
Chief Administrative Officer

Date  September 29, 2004